PROVISION FOR EMPLOYEE BENEFITS - movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movements in provisions
Balance at beginning	₺ 257,159	₺ 191,443
Current year charge	336,432	274,379
Paid during the year	(186,934)	(127,879)
Acquisition of subsidiary		354
Monetary gain	(117,247)	(81,138)
Balance at ending	289,410	257,159
Personnel bonus
Movements in provisions
Balance at beginning	197,697	143,532
Current year charge	257,701	234,076
Paid during the year	(175,698)	(123,262)
Monetary gain	(78,148)	(56,649)
Balance at ending	201,552	197,697
Unused vacation
Movements in provisions
Balance at beginning	59,462	47,911
Current year charge	78,731	40,303
Paid during the year	(11,236)	(4,617)
Acquisition of subsidiary		354
Monetary gain	(39,099)	(24,489)
Balance at ending	₺ 87,858	₺ 59,462